Note 23 - Related Transactions - Schedule of Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Compensation to key personnel	$ 2,242	$ 2,352	$ 2,905
Management 1 [member]
Statement Line Items [Line Items]
Compensation to key personnel	2,067	2,194	2,751
Directors [member]
Statement Line Items [Line Items]
Compensation to key personnel	$ 175	$ 158	$ 154